Concentrations of Risk (Tables)	12 Months Ended
Dec. 31, 2024
Concentrations of Risk [Abstract]
Schedule of Customer Concentration

For the year ended December 31, 2024, the Company generated total revenue of RM 51,999,379, of which three customers accounted for more than 61% of the Company’s total revenue.

	For years ended December 31
	2024	2023	2024	2023	2024	2023
	Revenues		Percentage of revenues		Trade receivables
	RM	RM	%	%	RM	RM
KLC Ventures Sdn Bhd	6,701,850	4,918,183	12.89	16.80	504,341	—
SM Prominent Sdn Bhd	12,614,057	4,976,616	24.26	17.00	840,220	—
Rams Solutions Sdn bhd	12,585,409	4,000,000	24.20	13.66	2,500,000	—
Total	31,901,316	13,894,799	61.35	47.46	3,844,561	—

Schedule of Vendor Concentration

For the year ended December 31, 2024, the Company incurred cost of sale of RM 39,841,428, of which two vendors accounted for more than 60% of the Company’s total cost of sale.

	For years ended December 31
	2024	2023	2024	2023	2024	2023
	Cost of sale		Percentage of cost of sales		Accounts payable, trade
	RM	RM	%	%	RM	RM
Vendor A	10,554,444	4,420,296	34.39	20.94	—	—
Vendor B	13,699,556	5,933,665	26.49	28.10	—	—
Total	24,254,000	10,353,961	60.88	49.04	—	—